Critical Accounting Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Jun. 30, 2022
Disclosure Of Changes In Accounting Estimates [Abstract]
Critical Accounting Judgements and Key Sources of Estimation Uncertainty

Note 4. Critical Accounting Judgements and Key Sources of Estimation Uncertainty

In applying the Group’s accounting policies, management continually evaluates judgments, estimates and assumptions based on experience and other factors, including expectations of future events that may have an impact on the Group. All judgments, estimates and assumptions made are believed to be reasonable based on the most current set of circumstances available to management. Actual results may differ from the judgments, estimates and assumptions.

Significant judgments, estimates and assumptions made by management in the preparation of these financial statements are outlined below:

4.1 Critical judgments in applying accounting policies

Research and development costs

The majority of Opthea’s expenditure is incurred as a result of clinical trials for OPT‑302. During the years ended June 30, 2020 2021 and 2022, Opthea completed its Phase 2b wet age‑related macular degeneration (wet AMD) and Phase 1b/2a diabetic macular edema (DME) trials and Phase 3 clinical trials for OPT-302 was initiated during 2021. A key measure of Opthea’s performance is the level of expenditure incurred on the research of OPT‑302.

Judgment is required in relation to:

•	The classification of expenses in the income statement between research and development costs and operating expenses; and
•	Whether costs relate to R&D, and consequently if they meet the capitalization criteria under IAS 138 “Intangible Assets.”

The directors have determined that the Group is still in a research phase and accordingly, no development costs have been capitalized as of June 30, 2022, 2021 and 2020.

Taxation

Research and development tax incentive

The Research and Development (R&D) Tax Incentive Scheme is an Australian Federal Government program under which eligible companies can receive cash refunds of 43.5% of eligible R&D expenditure. Judgments are required as to the R&D tax incentive refundable offset eligibility in respect of:

•	The Group’s ability to make claims and its continued compliance under the scheme;
•	R&D and other supporting costs previously approved by Australian tax authorities;
•	Estimated amounts, timing and geographical location of future costs related to the projects for which applications have been approved to date; and
•	Assessment of whether expenditure on projects for which approval has been given by Australian tax authorities relate to Australian or overseas expenditure.

For the years ended June 30, 2022, and 2021, the Group has recognized an R&D tax incentive receivable of US$6.3 million and US$5.0 million respectively within the consolidated statements of financial position, with a corresponding amount recognized within income tax benefit within the consolidated statements of profit or loss and other comprehensive income.

The R&D tax incentive receivable as of June 30, 2022 and 2021 is based on the legislation as currently enacted as of June 30, 2022 and 2021, respectively. Any proposed changes to the legislation, such as rate changes and eligibility requirements, may have a retrospective impact if the legislation is passed. During the year, no such legislative changes have occurred.

Investment tax credits such as the R&D tax incentive are outside of the scope of IAS 12 “Income Taxes” and IAS 20 “Accounting for Government Grants and Disclosure of Government Assistance.” Based on the

guidance in IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors,” companies need to make an accounting policy choice on how to present these incentives, which in practice is done by either analogizing with IAS 12 or with IAS 20. In the Group’s opinion, the R&D tax incentive should be presented by analogizing to IAS 12 because the nature of the incentive is considered to be more closely aligned to income taxes, based on the following considerations:

•

The R&D tax incentive is considered an income tax offset which will be offset against the Group’s tax obligation if and when the Group returns to a net tax payable position. In addition, whilst the Group is currently eligible to receive cash payments under the scheme since its consolidated revenue is currently below A$20 million, if and when the Group generates revenue in excess of A$20 million the R&D tax incentive will become non‑refundable and can only be offset against any future income tax payable by the Group.

•	The ATO, which is the tax authority in Australia, manages the annual claims process as the R&D tax incentive is included in the Group’s annual income tax return.
•

The ATO is also responsible for making the R&D tax incentive cash payment if a company is eligible for a cash refund under the program, oversees compliance with the requirements of the R&D tax incentive scheme and performs pre‑issuance reviews.

Income tax

The Group’s accounting policy for taxation requires judgments as to the differences between tax and accounting treatments of income and costs recognized in the consolidated statements of profit or loss and other comprehensive income. Judgment is also required in assessing whether deferred tax assets and liabilities are recognized in the statements of financial position and if accumulated income tax losses can be used to offset potential future tax profits.

Functional currency

Effective January 1, 2021 the Group’s functional and presentation currency changed from Australian dollars to U.S. dollars as disclosed in Note 3.

The Group’s assets, liabilities and equity which were previously denominated in Australian dollars were translated into U.S. dollars on the date the functional currency changed.

Significant judgment is required in determining the currency of the primary economic environment in which the Group operates, which requires an evaluation of various indicators related to the Group’s underlying transactions, events and conditions as they relate to generating and expending cash.

4.2 Key sources of estimation uncertainty

Share‑based payment transactions

The Group measures the cost of equity‑settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Fair values are determined internally using Binomial models. The related assumptions are detailed in note 30. The accounting estimates and assumptions relating to equity‑settled share‑based payments have no impact on the carrying amounts of assets and liabilities in future reporting periods but may impact expenses and equity. Should one or more of the assumptions and estimates used in estimating the fair value of share‑based payments change, this could have a material impact on the amounts recognized in equity and employee‑related expenses.